High Yield ETF SCHEDULE OF INVESTMENTS	March 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS – 66.4%
ADVERTISING – 0.4%
Lamar Media Corp., 3.63%, 1/15/2031(a)	$468,000	$402,901
AEROSPACE/DEFENSE – 0.2%
TransDigm UK Holdings PLC, 6.88%, 5/15/2026(a)	250,000	246,494
AGRICULTURE – 0.5%
Darling Ingredients, Inc., 5.25%, 4/15/2027(a)(b)	492,000	480,150
AIRLINES – 1.5%
American Airlines, Inc., 11.75%, 7/15/2025(b)	308,000	337,317
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/2027(a)(b)	227,161	226,653
United Airlines Holdings, Inc.
5.00%, 2/1/2024	468,000	459,643
4.88%, 1/15/2025	482,000	469,572
United Airlines, Inc., 4.63%, 4/15/2029(a)(b)	70,000	63,532
		1,556,717
AUTO MANUFACTURERS – 3.1%
Ford Motor Co., 4.75%, 1/15/2043	584,000	448,640
Ford Motor Credit Co. LLC
5.13%, 6/16/2025(a)	300,000	294,112
3.38%, 11/13/2025(a)	800,000	750,892
6.95%, 3/6/2026(a)	60,000	61,045
4.27%, 1/9/2027(a)	212,000	197,690
4.95%, 5/28/2027(a)	70,000	66,871
4.13%, 8/17/2027(a)	1,000,000	916,865
7.35%, 3/6/2030(a)	160,000	164,560
JB Poindexter & Co., Inc., 7.13%, 4/15/2026(a)(b)	285,000	267,507
		3,168,182
AUTO PARTS & EQUIPMENT – 1.1%
Adient Global Holdings Ltd., 4.88%, 8/15/2026(a)(b)	400,000	385,942
Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/2026(a)(b)	280,000	278,218
Goodyear Tire & Rubber Co. (The), 4.88%, 3/15/2027(a)	133,000	125,725
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/2029(a)(b)	318,000	235,421
Wheel Pros, Inc., 6.50%, 5/15/2029(a)(b)	276,000	125,580
		1,150,886
BANKS – 0.2%
Freedom Mortgage Corp., 7.63%, 5/1/2026(a)(b)	204,000	163,808

	Principal Amount	Value
CORPORATE BONDS (Continued)
CHEMICALS – 1.1%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/2028(a)(b)	$432,000	$345,730
Mativ Holdings, Inc., 6.88%, 10/1/2026(a)(b)	159,000	145,652
Olin Corp., 5.63%, 8/1/2029(a)	531,000	512,133
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/2025(a)(b)	100,000	96,958
Venator Finance Sarl / Venator Materials LLC, 5.75%, 7/15/2025(a)(b)	350,000	50,879
		1,151,352
COAL – 0.3%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 5/1/2025(a)(b)	323,000	321,266
COMMERCIAL SERVICES – 4.3%
ADT Security Corp. (The), 4.88%, 7/15/2032(b)	350,000	309,171
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.63%, 7/15/2026(a)(b)	100,000	96,200
9.75%, 7/15/2027(a)(b)	240,000	214,140
6.00%, 6/1/2029(a)(b)	150,000	112,141
Carriage Services, Inc., 4.25%, 5/15/2029(a)(b)	300,000	247,431
CoreCivic, Inc., 4.75%, 10/15/2027(a)	535,000	472,358
HealthEquity, Inc., 4.50%, 10/1/2029(a)(b)	260,000	231,371
Herc Holdings, Inc., 5.50%, 7/15/2027(a)(b)	300,000	289,897
Korn Ferry, 4.63%, 12/15/2027(a)(b)	568,000	537,280
MPH Acquisition Holdings LLC, 5.75%, 11/1/2028(a)(b)	429,000	309,034
NESCO Holdings II, Inc., 5.50%, 4/15/2029(a)(b)	300,000	271,708
Sabre GLBL, Inc., 7.38%, 9/1/2025(a)(b)	290,000	259,405
Service Corp. International, 7.50%, 4/1/2027	256,000	265,570
Sotheby's, 7.38%, 10/15/2027(a)(b)	260,000	244,678
Sotheby's/Bidfair Holdings, Inc., 5.88%, 6/1/2029(a)(b)	240,000	199,344
United Rentals North America, Inc., 3.75%, 1/15/2032(a)	234,000	201,782
WW International, Inc., 4.50%, 4/15/2029(a)(b)	399,000	213,982
		4,475,492
COMPUTERS – 0.3%
Dell International LLC / EMC Corp., 8.35%, 7/15/2046(a)	83,000	99,765
NCR Corp., 5.25%, 10/1/2030(a)(b)	198,000	161,821
		261,586

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	March 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS (Continued)
COSMETICS/PERSONAL CARE – 0.5%
Coty, Inc., 6.50%, 4/15/2026(a)(b)	$468,000	$466,133
DISTRIBUTION/WHOLESALE – 0.1%
H&E Equipment Services, Inc., 3.88%, 12/15/2028(a)(b)	120,000	105,300
DIVERSIFIED FINANCIAL SERVICES – 2.5%
Coinbase Global, Inc., 0.50%, 6/1/2026	464,000	299,213
Credit Acceptance Corp., 6.63%, 3/15/2026(a)	492,000	459,435
Enova International, Inc., 8.50%, 9/1/2024(a)(b)	398,000	392,086
LPL Holdings, Inc., 4.00%, 3/15/2029(a)(b)	492,000	443,282
PennyMac Financial Services, Inc., 4.25%, 2/15/2029(a)(b)	468,000	373,122
PRA Group, Inc., 7.38%, 9/1/2025(a)(b)	343,000	341,846
Voyager Aviation Holdings LLC, 8.50%, 5/9/2026(a)(b)	399,000	315,210
		2,624,194
ELECTRIC – 4.1%
Calpine Corp.
4.50%, 2/15/2028(a)(b)	568,000	528,000
5.13%, 3/15/2028(a)(b)	300,000	275,066
4.63%, 2/1/2029(a)(b)	160,000	138,362
5.00%, 2/1/2031(a)(b)	404,000	342,643
Clearway Energy Operating LLC, 3.75%, 2/15/2031(a)(b)	260,000	223,470
Edison International, Series B, 5.00%, (US 5 Year CMT T-Note + 3.90%)(a)(c)(d)	256,000	212,800
NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/2025(b)	92,472	91,539
PG&E Corp.
5.00%, 7/1/2028(a)	663,000	623,618
5.25%, 7/1/2030(a)	492,000	457,351
Vistra Corp., 8.00%, (US 5 Year CMT T-Note + 6.93%)(a)(b)(c)(d)	1,484,000	1,388,169
		4,281,018
ENGINEERING & CONSTRUCTION – 1.1%
Artera Services LLC, 9.03%, 12/4/2025(a)(b)	150,000	129,204
Dycom Industries, Inc., 4.50%, 4/15/2029(a)(b)	290,000	262,057
TopBuild Corp., 4.13%, 2/15/2032(a)(b)	234,000	195,857
Tutor Perini Corp., 6.88%, 5/1/2025(a)(b)	440,000	310,743

	Principal Amount	Value
CORPORATE BONDS (Continued)
ENGINEERING & CONSTRUCTION (Continued)
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/2028(a)(b)	$327,000	$277,075
		1,174,936
ENTERTAINMENT – 1.0%
Affinity Interactive, 6.88%, 12/15/2027(a)(b)	768,000	684,254
Allen Media LLC / Allen Media Co.-Issuer, Inc., 10.50%, 2/15/2028(a)(b)	286,000	126,189
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.88%, 11/1/2027(a)(b)	292,000	268,286
		1,078,729
ENVIRONMENTAL CONTROL – 0.4%
Harsco Corp., 5.75%, 7/31/2027(a)(b)	218,000	171,385
Madison IAQ LLC, 5.88%, 6/30/2029(a)(b)	318,000	245,970
		417,355
FOOD – 1.1%
Kraft Heinz Foods Co., 6.50%, 2/9/2040	468,000	514,263
Land O'Lakes Capital Trust I, 7.45%, 3/15/2028(b)	387,000	369,585
Post Holdings, Inc., 4.63%, 4/15/2030(a)(b)	292,000	261,968
		1,145,816
HEALTHCARE-PRODUCTS – 0.4%
Teleflex, Inc., 4.25%, 6/1/2028(a)(b)	431,000	410,377
HEALTHCARE-SERVICES – 1.0%
Centene Corp., 3.00%, 10/15/2030(a)	492,000	414,544
CHS/Community Health Systems, Inc., 8.00%, 12/15/2027(a)(b)	198,000	189,414
HCA, Inc., 7.50%, 11/6/2033	64,000	71,216
LifePoint Health, Inc., 5.38%, 1/15/2029(a)(b)	318,000	194,775
Molina Healthcare, Inc., 3.88%, 5/15/2032(a)(b)	234,000	196,938
		1,066,887
HOME BUILDERS – 1.2%
Beazer Homes USA, Inc., 7.25%, 10/15/2029(a)	100,000	93,140
LGI Homes, Inc., 4.00%, 7/15/2029(a)(b)	190,000	154,563
M/I Homes, Inc., 4.95%, 2/1/2028(a)	292,000	270,475
MDC Holdings, Inc., 6.00%, 1/15/2043(a)	328,000	284,800
New Home Co., Inc. (The), 7.25%, 10/15/2025(a)(b)	424,000	391,277
		1,194,255

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	March 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS (Continued)
HOUSEWARES – 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025(a)(b)	$292,000	$251,850
INSURANCE – 0.3%
Genworth Holdings, Inc., 6.50%, 6/15/2034	321,000	279,181
INTERNET – 2.4%
Arches Buyer, Inc.
4.25%, 6/1/2028(a)(b)	280,000	234,291
6.13%, 12/1/2028(a)(b)	170,000	140,441
Cars.com, Inc., 6.38%, 11/1/2028(a)(b)	468,000	442,747
Match Group Holdings II LLC
4.63%, 6/1/2028(a)(b)	170,000	157,294
5.63%, 2/15/2029(a)(b)	260,000	244,763
3.63%, 10/1/2031(a)(b)	492,000	397,966
Netflix, Inc., 4.88%, 6/15/2030(a)(b)	511,000	509,608
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/2027(a)(b)	234,000	199,581
Photo Holdings Merger Sub, Inc., 8.50%, 10/1/2026(a)(b)	323,000	140,100
		2,466,791
INVESTMENT COMPANIES – 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/2027(a)	341,000	320,376
IRON/STEEL – 0.6%
Cleveland-Cliffs, Inc., 6.25%, 10/1/2040	705,000	599,331
LEISURE TIME – 2.3%
Carnival Corp., 5.75%, 3/1/2027(a)(b)	1,308,000	1,077,249
NCL Corp. Ltd.
5.88%, 3/15/2026(a)(b)	402,000	342,130
7.75%, 2/15/2029(a)(b)	180,000	154,854
NCL Finance Ltd., 6.13%, 3/15/2028(a)(b)	482,000	391,081
Royal Caribbean Cruises Ltd., 5.38%, 7/15/2027(a)(b)	492,000	441,324
		2,406,638
LODGING – 0.2%
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/2032(a)(b)	234,000	197,648
MEDIA – 6.1%
Cable One, Inc., 4.00%, 11/15/2030(a)(b)	300,000	244,370
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 5/1/2027(a)(b)	210,000	198,710
5.38%, 6/1/2029(a)(b)	260,000	239,026
4.75%, 3/1/2030(a)(b)	1,160,000	1,006,300
4.25%, 2/1/2031(a)(b)	1,088,000	903,823
4.50%, 6/1/2033(a)(b)	492,000	396,682

	Principal Amount	Value
CORPORATE BONDS (Continued)
MEDIA (Continued)
CSC Holdings LLC
5.50%, 4/15/2027(a)(b)	$1,500,000	$1,267,376
5.75%, 1/15/2030(a)(b)	600,000	316,500
4.63%, 12/1/2030(a)(b)	100,000	49,405
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 8/15/2027(a)(b)(e)	736,000	10,120
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 8/15/2027(a)(b)	492,000	443,493
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027(a)(b)	500,000	466,373
News Corp., 5.13%, 2/15/2032(a)(b)	436,000	409,400
Sinclair Television Group, Inc., 5.13%, 2/15/2027(a)(b)	248,000	217,281
Univision Communications, Inc., 5.13%, 2/15/2025(a)(b)	157,000	154,046
		6,322,905
METAL FABRICATE/HARDWARE – 0.3%
Park-Ohio Industries, Inc., 6.63%, 4/15/2027(a)	355,000	275,279
MINING – 1.9%
Alcoa Nederland Holding BV, 6.13%, 5/15/2028(a)(b)	400,000	400,862
Century Aluminum Co., 7.50%, 4/1/2028(a)(b)	552,000	525,653
Freeport-McMoRan, Inc., 5.00%, 9/1/2027(a)	159,000	155,746
JW Aluminum Continuous Cast Co., 10.25%, 6/1/2026(a)(b)	447,000	449,859
Novelis Corp., 4.75%, 1/30/2030(a)(b)	468,000	429,369
		1,961,489
MISCELLANEOUS MANUFACTURING – 0.5%
Anagram International, Inc. / Anagram Holdings LLC, 10.00%, 8/15/2026(a)(b)	101,251	82,520
LSB Industries, Inc., 6.25%, 10/15/2028(a)(b)	468,000	414,654
		497,174
OIL & GAS – 7.1%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.00%, 11/1/2026(a)(b)	110,000	106,434
8.25%, 12/31/2028(a)(b)	280,000	271,148
Comstock Resources, Inc., 6.75%, 3/1/2029(a)(b)	468,000	426,886
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/2028(a)(b)	508,000	444,980

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	March 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS (Continued)
OIL & GAS (Continued)
Gulfport Energy Corp., 8.00%, 5/17/2026(a)(b)	$494,912	$490,557
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/2029(a)(b)	663,000	611,128
International Petroleum Corp./Sweden, 7.25%, 2/1/2027(a)(b)	186,548	174,889
Marathon Oil Corp., 6.60%, 10/1/2037	257,000	262,390
Marathon Petroleum Corp., 5.00%, 9/15/2054(a)	440,000	379,710
Mesquite Energy, Inc., 7.25%, 2/15/2023(a)(b)(e)(f)(g)	1,902,000	12,363
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026(a)(b)	552,000	512,510
Occidental Petroleum Corp.
7.15%, 5/15/2028	347,000	367,515
7.95%, 6/15/2039	440,000	489,966
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/2025(a)	326,000	323,982
6.00%, 2/15/2028(a)	292,000	276,985
Permian Resources Operating LLC, 6.88%, 4/1/2027(a)(b)	270,000	264,452
SM Energy Co.
5.63%, 6/1/2025(a)	110,000	106,778
6.50%, 7/15/2028(a)	290,000	276,702
Southwestern Energy Co.
8.38%, 9/15/2028(a)	343,000	360,929
5.38%, 3/15/2030(a)	552,000	511,251
Valaris Ltd., 8.25%, 4/30/2028	322,000	327,120
Vital Energy, Inc., 7.75%, 7/31/2029(a)(b)	363,000	303,127
		7,301,802
OIL & GAS SERVICES – 0.9%
Bristow Group, Inc., 6.88%, 3/1/2028(a)(b)	552,000	514,238
Weatherford International Ltd.
11.00%, 12/1/2024(a)(b)	19,000	19,514
8.63%, 4/30/2030(a)(b)	357,000	365,554
		899,306
PACKAGING & CONTAINERS – 0.2%
TriMas Corp., 4.13%, 4/15/2029(a)(b)	190,000	167,428
PHARMACEUTICALS – 0.8%
Bausch Health Cos., Inc.
11.00%, 9/30/2028(b)	118,000	86,693
14.00%, 10/15/2030(a)(b)	23,000	13,063
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/2028(a)(b)(e)	460,000	35,650
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 4/30/2028(a)(b)	500,000	457,505

	Principal Amount	Value
CORPORATE BONDS (Continued)
PHARMACEUTICALS (Continued)
Prestige Brands, Inc., 3.75%, 4/1/2031(a)(b)	$250,000	$215,305
		808,216
PIPELINES – 7.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/2027(a)(b)	218,000	213,269
Cheniere Energy Partners LP, 3.25%, 1/31/2032(a)	234,000	193,256
CNX Midstream Partners LP, 4.75%, 4/15/2030(a)(b)	300,000	258,390
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 8.00%, 4/1/2029(a)(b)	552,000	563,537
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 6/1/2028(a)(b)	300,000	274,962
EnLink Midstream LLC, 5.63%, 1/15/2028(a)(b)	492,000	482,623
EQM Midstream Partners LP
6.00%, 7/1/2025(a)(b)	280,000	277,150
6.50%, 7/1/2027(a)(b)	343,000	332,823
7.50%, 6/1/2030(a)(b)	170,000	164,889
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/2027(a)	552,000	545,100
Harvest Midstream I LP, 7.50%, 9/1/2028(a)(b)	343,000	342,499
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/2028(a)(b)	283,000	264,142
ITT Holdings LLC, 6.50%, 8/1/2029(a)(b)	399,000	337,243
New Fortress Energy, Inc., 6.50%, 9/30/2026(a)(b)	449,000	413,491
Plains All American Pipeline LP, Series B, 8.97%, (3-Month US LIBOR + 4.11%)(a)(c)(d)	418,000	374,185
Rockies Express Pipeline LLC, 4.80%, 5/15/2030(a)(b)	315,000	276,806
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 8.50%, 10/15/2026(a)(b)	343,000	329,630
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 1/15/2028(a)(b)	299,000	273,773
Venture Global Calcasieu Pass LLC
6.25%, 1/15/2030(a)(b)	742,000	748,292
4.13%, 8/15/2031(a)(b)	492,000	432,758
Western Midstream Operating LP, 5.50%, 2/1/2050(a)	831,000	711,627
		7,810,445

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	March 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS (Continued)
REAL ESTATE – 0.3%
Howard Hughes Corp. (The), 4.13%, 2/1/2029(a)(b)	$399,000	$338,518
REITS – 2.4%
Granite Point Mortgage Trust, Inc., 6.38%, 10/1/2023	614,000	587,349
Iron Mountain, Inc., 5.25%, 3/15/2028(a)(b)	323,000	308,124
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 4.88%, 5/15/2029(a)(b)	300,000	258,440
SBA Communications Corp., 3.88%, 2/15/2027(a)	280,000	263,266
Service Properties Trust
4.35%, 10/1/2024(a)	198,000	189,660
4.95%, 2/15/2027(a)	522,000	442,426
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/1/2027(a)(b)	492,000	483,450
		2,532,715
RETAIL – 2.5%
Arko Corp., 5.13%, 11/15/2029(a)(b)	300,000	248,673
Asbury Automotive Group, Inc., 4.75%, 3/1/2030(a)	492,000	440,923
Foundation Building Materials, Inc., 6.00%, 3/1/2029(a)(b)	150,000	119,091
IRB Holding Corp., 7.00%, 6/15/2025(a)(b)	280,000	281,125
LCM Investments Holdings II LLC, 4.88%, 5/1/2029(a)(b)	492,000	412,170
Patrick Industries, Inc., 7.50%, 10/15/2027(a)(b)	279,000	276,644
Staples, Inc., 10.75%, 4/15/2027(a)(b)	456,000	331,204
Yum! Brands, Inc., 6.88%, 11/15/2037	440,000	463,973
		2,573,803
SOFTWARE – 1.4%
Fair Isaac Corp., 4.00%, 6/15/2028(a)(b)	348,000	320,968
MSCI, Inc.
3.63%, 9/1/2030(a)(b)	468,000	407,258
3.88%, 2/15/2031(a)(b)	368,000	327,888
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/2025(a)(b)	458,000	345,556
		1,401,670
TELECOMMUNICATIONS – 1.6%
Sprint Capital Corp.
6.88%, 11/15/2028	496,000	534,425
8.75%, 3/15/2032	464,000	566,108
T-Mobile USA, Inc., 2.88%, 2/15/2031(a)	468,000	403,548
Viasat, Inc., 6.50%, 7/15/2028(a)(b)	248,000	183,520
		1,687,601
	Principal Amount	Value
CORPORATE BONDS (Continued)
TOYS/GAMES/HOBBIES – 0.1%
Mattel, Inc., 6.20%, 10/1/2040	$148,000	$134,162
TRUCKING & LEASING – 0.1%
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/1/2025(a)(b)	100,000	100,179
TOTAL CORPORATE BONDS
(Cost $76,921,968)		68,678,341

FOREIGN BONDS – 15.9%
AEROSPACE/DEFENSE – 1.6%
Bombardier, Inc. (Canada)
7.13%, 6/15/2026(a)(b)	290,000	291,305
7.88%, 4/15/2027(a)(b)	492,000	498,811
7.50%, 2/1/2029(a)(b)	160,000	163,120
Rolls-Royce PLC, 5.75%, 10/15/2027 (United Kingdom)(a)(b)	750,000	747,836
		1,701,072
AIRLINES – 0.4%
Air Canada, 3.88%, 8/15/2026 (Canada)(a)(b)	120,000	109,138
Air Canada 2020-1 Class C Pass-Through Trust, Class C, 10.50%, 7/15/2026 (Canada)(b)	250,000	264,946
Virgin Australia Holdings Pty Ltd., 7.88%, 10/15/2021 (Australia)(b)	146,990	239
		374,323
AUTO PARTS & EQUIPMENT – 0.7%
IHO Verwaltungs GmbH, 6.38%, 5/15/2029 (Germany)(a)(b)	850,000	749,936
BEVERAGES – 0.3%
Primo Water Holdings, Inc., 4.38%, 4/30/2029 (Canada)(a)(b)	292,000	255,027
BUILDING MATERIALS – 0.4%
West China Cement Ltd., 4.95%, 7/8/2026 (China)(a)	500,000	404,430
CHEMICALS – 0.3%
INEOS Finance PLC, 6.75%, 5/15/2028 (Luxembourg)(a)(b)	280,000	270,619
SPCM SA, 3.38%, 3/15/2030 (France)(a)(b)	70,000	57,826
		328,445

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	March 31, 2023 (Unaudited)

	Principal Amount	Value
FOREIGN BONDS (Continued)
COMMERCIAL SERVICES – 1.2%
Airswift Global AS, 13.37%, (3-Month US LIBOR + 8.50%), 5/12/2025 (United Kingdom)(b)(c)	$300,000	$304,500
Cimpress PLC, 7.00%, 6/15/2026 (Ireland)(a)	395,000	323,136
eHi Car Services Ltd., 7.75%, 11/14/2024 (China)(a)	350,000	273,562
Garda World Security Corp. (Canada)
4.63%, 2/15/2027(a)(b)	280,000	251,682
9.50%, 11/1/2027(a)(b)	140,000	132,968
		1,285,848
DIVERSIFIED OPERATIONS – 0.5%
Stena International SA, 6.13%, 2/1/2025 (Sweden)(a)(b)	500,000	481,147
ELECTRIC – 0.3%
TransAlta Corp., 6.50%, 3/15/2040 (Canada)	292,000	269,177
ENTERTAINMENT – 0.6%
Merlin Entertainments Ltd., 5.75%, 6/15/2026 (United Kingdom)(a)(b)	600,000	569,745
ENVIRONMENTAL CONTROL – 0.3%
GFL Environmental, Inc. (Canada)
4.00%, 8/1/2028(a)(b)	220,000	199,298
4.75%, 6/15/2029(a)(b)	170,000	158,950
		358,248
FOOD – 0.2%
FAGE International SA / FAGE USA Dairy Industry, Inc., 5.63%, 8/15/2026 (Luxembourg)(a)(b)	200,000	186,973
FOREST PRODUCTS & PAPER – 0.7%
Mercer International, Inc. (Germany)
5.50%, 1/15/2026(a)	347,000	338,424
5.13%, 2/1/2029(a)	492,000	421,890
		760,314
HOUSEHOLD PRODUCTS/WARES – 0.6%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. (Canada)
5.00%, 12/31/2026(a)(b)	210,000	192,281
7.00%, 12/31/2027(a)(b)	442,000	386,043
		578,324
	Principal Amount	Value
FOREIGN BONDS (Continued)
IRON/STEEL – 0.2%
Mineral Resources Ltd., 8.13%, 5/1/2027 (Australia)(a)(b)	$233,000	$236,725
MACHINERY-DIVERSIFIED – 0.3%
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 4/15/2026 (Canada)(a)(b)	75,000	61,858
TK Elevator US Newco, Inc., 5.25%, 7/15/2027 (Germany)(a)(b)	300,000	283,621
		345,479
MEDIA – 0.4%
Virgin Media Finance PLC, 5.00%, 7/15/2030 (United Kingdom)(a)(b)	500,000	413,805
MINING – 1.3%
China Hongqiao Group Ltd., 6.25%, 6/8/2024 (China)	500,000	483,537
IAMGOLD Corp., 5.75%, 10/15/2028 (Burkina Faso)(a)(b)	468,000	362,099
Teck Resources Ltd., 6.25%, 7/15/2041 (Canada)(a)	436,000	450,219
		1,295,855
OIL & GAS – 0.6%
Cenovus Energy, Inc., 6.75%, 11/15/2039 (Canada)	212,000	225,691
Petrobras Global Finance BV, 7.25%, 3/17/2044 (Brazil)	440,000	425,778
		651,469
PACKAGING & CONTAINERS – 0.3%
ARD Finance SA, 6.50%, 6/30/2027 (Luxembourg)(a)(b)	350,000	268,170
PHARMACEUTICALS – 1.4%
1375209 BC Ltd., 9.00%, 1/30/2028 (Canada)(a)(b)	66,000	65,571
Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/2028 (Germany)(a)(b)	650,000	579,430
Teva Pharmaceutical Finance Netherlands III BV (Israel)
3.15%, 10/1/2026	300,000	271,794
5.13%, 5/9/2029(a)	600,000	543,894
		1,460,689

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	March 31, 2023 (Unaudited)

	Principal Amount	Value
FOREIGN BONDS (Continued)
REAL ESTATE – 0.5%
Kaisa Group Holdings Ltd., 10.50%, 1/15/2025 (China)(a)	$250,000	$31,324
KWG Group Holdings Ltd., 7.40%, 1/13/2027 (China)(a)	250,000	62,288
Sunac China Holdings Ltd., 6.50%, 1/10/2025 (China)(a)	300,000	71,979
Wanda Properties Overseas Ltd., 6.88%, 7/23/2023 (China)	350,000	334,250
		499,841
RETAIL – 0.5%
1011778 BC ULC / New Red Finance, Inc. (Canada)
3.50%, 2/15/2029(a)(b)	200,000	179,258
4.00%, 10/15/2030(a)(b)	448,000	384,563
		563,821
SOFTWARE – 0.4%
Open Text Holdings, Inc., 4.13%, 12/1/2031 (Canada)(a)(b)	492,000	406,645
TELECOMMUNICATIONS – 1.1%
C&W Senior Financing DAC, 6.88%, 9/15/2027 (Panama)(a)(b)	300,000	268,372
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/2026 (United Kingdom)(a)(b)	500,000	470,450
Telecom Italia Capital SA, 7.20%, 7/18/2036 (Italy)	440,000	398,541
		1,137,363
TRANSPORTATION – 0.8%
Diana Shipping, Inc., 8.38%, 6/22/2026 (Greece)(b)	500,000	486,250
Seaspan Corp., 5.50%, 8/1/2029 (Hong Kong)(a)(b)	468,000	365,493
		851,743
TOTAL FOREIGN BONDS
(Cost $18,256,942)		16,434,614

	Principal Amount	Value
TERM LOANS – 6.9%
COMMERCIAL SERVICES – 2.5%
National Intergovernmental Purchasing Alliance Co., 12.40%, (3-Month US SOFR + 7.50%), 5/22/2026(c)	$493,312	$487,145
TKC Midco 1, LLC, 13.00%, 2/8/2027(f)	2,130,000	1,262,025
Wellful Inc., 11.17%, (1-Month US LIBOR + 6.25%), 4/21/2027(c)	962,500	850,210
		2,599,380
COMPUTERS – 0.6%
Redstone Holdco 2 LP, 12.56%, (3-Month US LIBOR + 7.75%), 4/16/2029(c)	1,000,000	582,145
FOOD – 0.9%
Balrog Acquisition, Inc., 11.95%, (3-Month US LIBOR + 7.00%), 8/2/2029(c)(f)	1,000,000	945,000
HEALTHCARE-SERVICES – 1.6%
Sound Inpatient Physicians, 11.58%, (3-Month US LIBOR + 6.75%), 6/26/2026(c)	1,069,939	736,118
Upstream Newco, Inc., 13.66%, (3-Month US LIBOR + 8.50%), 11/20/2027(c)(f)	1,000,000	885,000
		1,621,118
RETAIL – 0.5%
JP Intermediate B LLC, 10.33%, (3-Month US LIBOR + 5.50%), 11/15/2025(c)(f)	877,999	520,947
SOFTWARE – 0.8%
Mandolin Technology Intermediate Holdings, Inc., 11.33%, (3-Month US LIBOR + 6.50%), 7/8/2029(c)(f)	1,000,000	872,500
TOTAL TERM LOANS
(Cost $9,398,351)		7,141,090

	Number of Shares
PREFERRED STOCKS – 0.5%
BANKS – 0.5%
Bank of America Corp., 7.25%, Series L	240	280,262
Wells Fargo & Co., 7.50%, Series L	240	282,300
		562,562
TOTAL PREFERRED STOCKS
(Cost $686,308)		562,562

High Yield ETF SCHEDULE OF INVESTMENTS (Concluded)	March 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 0.1%
DIVERSIFIED FINANCIAL SERVICES – 0.0%
Voyager Aviation Holdings LLC*(f)(g)	4,080	$0
OIL & GAS SERVICES – 0.1%
Calfrac Well Services Ltd.*	36,149	108,447
RETAIL – 0.0%
Party City Holdings, Inc.*(h)	19,290	193
TOTAL COMMON STOCKS
(Cost $202,188)		108,640

UNITS – 0.0%

DIVERSIFIED FINANCIAL SERVICES – 0.0%

Voyager Aviation Holdings LLC*(f)(g)	24,481	0
TOTAL UNITS
(Cost $612,025)		0

EXCHANGE-TRADED FUNDS – 3.5%
AllianceBernstein Global High Income Fund, Inc.	27,416	266,484
BlackRock Credit Allocation Income Trust	24,340	250,458
DoubleLine Income Solutions Fund	21,256	241,681
Global X Nasdaq 100 Covered Call ETF	19,046	326,639
iShares USD Asia High Yield Bond Index ETF	307,832	2,003,986
Nuveen Credit Strategies Income Fund	49,712	254,028
PGIM Global High Yield Fund, Inc.	22,844	250,599
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,720,096)		3,593,875

SHORT-TERM INVESTMENTS – 3.2%

JPMorgan U.S. Government Money Market Fund - Institutional Class, 4.63%(i)	3,310,323	3,310,323
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,310,323)		3,310,323
TOTAL INVESTMENTS – 96.5%
(Cost $114,108,201)		99,829,445
Other Assets in Excess of Liabilities – 3.5%		3,655,798
TOTAL NET ASSETS – 100.0%		$103,485,243

*	Non-income producing security.
(a)	Callable.
(b)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $58,762,319, which represents 56.8% of net assets as of March 31, 2023.
(c)	Floating rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Perpetual, callable security with no stated maturity date.
(e)	Security is in default.
(f)	Securities are considered illiquid and valued at fair value by the Trust’s Valuation Committee in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. The total value of these securities is $4,497,835 which represents approximately 4.3% of net assets as of March 31, 2023.
(g)	Level 3 security. The total value of these securities is $12,363.
(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $193, which represents approximately 0.0% of net assets as of March 31, 2023. See additional details below:

Security	Date of Purchase	Cost
Party City Holdings, Inc.	9/2/2020	$1,856

(i)	The rate is the annualized seven-day yield at period end.